Summary of Significant Accounting Policies (Details) - USD ($)				6 Months Ended	12 Months Ended
	Jun. 29, 2022	May 26, 2022	May 03, 2022	Jun. 30, 2022	Dec. 31, 2021
Summary of Significant Accounting Policies (Details) [Line Items]
Offering costs				$ 4,243,264	$ 4,243,264
Transaction costs related to derivative liability				$ 112,500	$ 112,500
Aggregate ordinary shares (in Shares)				7,500,000	7,500,000
Federal deposit insurance coverage				$ 250,000	$ 250,000
Trust account connection with redemptions				$ 43,025,883
Related party deposit	$ 66,667	$ 66,667	$ 66,667
Aggregate amount			$ 200,001
Business Combination [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Aggregate ordinary shares (in Shares)				4,258,586